Investment Securities (Investments, by type and length in continuous loss position) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Available-for-sale Securities Estimated Fair Value And Gross Unrealized Losses [Abstract]
Estimated fair value, less than 12 months	$ 2,259	$ 5,696
Gross unrealized losses, less than 12 months	(24)	(316)
Estimated fair value, 12 months or more	1,554	2,889
Gross unrealized losses, 12 months or more	(136)	(345)
US Corporate
Available-for-sale Securities Estimated Fair Value And Gross Unrealized Losses [Abstract]
Estimated fair value, less than 12 months	554	2,170
Gross unrealized losses, less than 12 months	(16)	(122)
Estimated fair value, 12 months or more	836	598
Gross unrealized losses, 12 months or more	(53)	(95)
State and municipal
Available-for-sale Securities Estimated Fair Value And Gross Unrealized Losses [Abstract]
Estimated fair value, less than 12 months	67	1,051
Gross unrealized losses, less than 12 months	(1)	(80)
Estimated fair value, 12 months or more	308	367
Gross unrealized losses, 12 months or more	(52)	(109)
Residential Mortgage Backed Securities
Available-for-sale Securities Estimated Fair Value And Gross Unrealized Losses [Abstract]
Estimated fair value, less than 12 months	30	219
Gross unrealized losses, less than 12 months	0	(10)
Estimated fair value, 12 months or more	146	430
Gross unrealized losses, 12 months or more	(5)	(37)
Mortgage-backed Securities, Residential, Subprime, Financing Receivable [Member]
Available-for-sale Securities Estimated Fair Value And Gross Unrealized Losses [Abstract]
Debt securities, Estimated fair value	287
Commercial mortgage backed
Available-for-sale Securities Estimated Fair Value And Gross Unrealized Losses [Abstract]
Estimated fair value, less than 12 months	165	396
Gross unrealized losses, less than 12 months	(1)	(24)
Estimated fair value, 12 months or more	204	780
Gross unrealized losses, 12 months or more	(9)	(58)
Asset-backed
Available-for-sale Securities Estimated Fair Value And Gross Unrealized Losses [Abstract]
Estimated fair value, less than 12 months	9	23
Gross unrealized losses, less than 12 months	0	(2)
Estimated fair value, 12 months or more	42	299
Gross unrealized losses, 12 months or more	(17)	(42)
Corporate - non-U.S.
Available-for-sale Securities Estimated Fair Value And Gross Unrealized Losses [Abstract]
Estimated fair value, less than 12 months	42	94
Gross unrealized losses, less than 12 months	(1)	(2)
Estimated fair value, 12 months or more	3	160
Gross unrealized losses, 12 months or more	0	(4)
Government - non-U.S.
Available-for-sale Securities Estimated Fair Value And Gross Unrealized Losses [Abstract]
Estimated fair value, less than 12 months	677	1,268
Gross unrealized losses, less than 12 months	(2)	(6)
Estimated fair value, 12 months or more	14	1
Gross unrealized losses, 12 months or more	0	0
U.S. Government and federal agency
Available-for-sale Securities Estimated Fair Value And Gross Unrealized Losses [Abstract]
Estimated fair value, less than 12 months	705	229
Gross unrealized losses, less than 12 months	0	(27)
Estimated fair value, 12 months or more	1	254
Gross unrealized losses, 12 months or more	0	0
Retained interest
Available-for-sale Securities Estimated Fair Value And Gross Unrealized Losses [Abstract]
Estimated fair value, less than 12 months	0	0
Gross unrealized losses, less than 12 months	0	0
Estimated fair value, 12 months or more	0	0
Gross unrealized losses, 12 months or more	0	0
Equity Securities
Available-for-sale Securities Estimated Fair Value And Gross Unrealized Losses [Abstract]
Estimated fair value, less than 12 months	10	246
Gross unrealized losses, less than 12 months	(3)	(43)
Estimated fair value, 12 months or more	0	0
Gross unrealized losses, 12 months or more	0	0
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Available-for-sale Securities Estimated Fair Value And Gross Unrealized Losses [Abstract]
Debt securities, Estimated fair value	1,191
Mortgage-backed Securities, Issued by Private Enterprises [Member]
Available-for-sale Securities Estimated Fair Value And Gross Unrealized Losses [Abstract]
Debt securities, Estimated fair value	534
Subsidiaries [Member] | Corporate - non-U.S.
Available-for-sale Securities Estimated Fair Value And Gross Unrealized Losses [Abstract]
Estimated fair value, less than 12 months		12
Gross unrealized losses, less than 12 months		(1)
Subsidiaries [Member] | Equity Securities
Available-for-sale Securities Estimated Fair Value And Gross Unrealized Losses [Abstract]
Estimated fair value, less than 12 months	4	222
Gross unrealized losses, less than 12 months	$ (2)	$ (41)